Related party transactions - Summary of Related Party Outstanding Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Other receivables	$ 42,469	$ 38,719
Miscellaneous	93,581	104,225
Accounts payable	(347,895)	(374,986)
Related party | Axionlog Distribution B.V.
Related Party Transaction [Line Items]
Other receivables	5,995	5,979
Miscellaneous	4,031	4,190
Accounts payable	$ (27,261)	$ (26,092)